Note 25 - Subsequent Events	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

25. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On July 3, 2023, the Company declared a dividend of $0.115 per share on the common stock, which was paid on August 7, 2023, to holders of record of common stock as of July 20, 2023.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E): On July 3, 2023, the Company declared a dividend of $0.476563 per share on the Series B Preferred Stock, $0.531250 per share on the Series C Preferred Stock, $0.546875 per share on the Series D Preferred Stock and $0.554688 per share on the Series E Preferred Stock, which were all paid on July 17, 2023 to holders of record as of July 14, 2023.

(c)	Vessels’ acquisition: On August 3, 2023, pursuant to the Memorandum of Agreement dated June 12, 2023, the dry bulk vessel Aquaenna (tbr Enna) was delivered to the Company (Note 7).

(d)	Investment in leaseback vessels:

In July 2023, the Company, through four wholly owned subsidiaries of NML, acquired four Chemical Oil Tankers at an aggregate price of $40,000 ($10,000 per vessel) and leased each vessel back to the respective seller under bareboat charter agreements for a period of 5.0 years. Each seller-lessee has the obligation to purchase the respective vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under each of the bareboat charter agreements bear interest at SOFR plus a margin.

Furthermore, in July 2023, the Company, through NML, signed commitment letters, subject to final documentation, with third party shipowners to acquire five vessels under sale and bareboat agreements, under which the vessels will be chartered back to the sellers under bareboat charter agreements, for an aggregate amount of up to $71.2 million.

(e)	Repurchase of common stock: In July 2023 and August 2023, the Company repurchased 2,797,221 common shares for a total cost of $28,839 pursuant to the share repurchase program discussed in Note 17(a).

(f)	New loan agreement: In July 2023, the Company, through NML entered into a loan agreement with a bank for an amount of $36,000 in order to finance part of the acquisition cost of four vessels (Note 25(d)). On July 12, 2023, an aggregate amount of $36,000 was drawn down.